Long-term Debt - Principal Payments (Tables) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Long-term Debt, by Maturity [Abstract]
Due through June 30, 2020	$ 45,123
Due through June 30, 2021	22,908
Due through June 30, 2022	22,908
Due through June 30, 2023	69,124
Due through June 30, 2024	62,006
Thereafter	57,039
Total principal payments	279,108	$ 292,276
Less: Financing fees	(1,916)	(2,193)
Total debt	$ 277,192	$ 290,083